INTANGIBLE ASSET, NET	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSET, NET

NOTE – 10 INTANGIBLE ASSET, NET

Intangible asset, net consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

ESG data management platform	$-	$1,053,000	$135,000
Less: Accumulated amortization	-	(70,200)	(9,000)

Intangible asset, net	$-	$982,800	$126,000

Intangible asset related to ESG data management platform developed by an independent third-party provider, which has been deployed internally to digitize processes and strengthen the client advisory and engagement workflows. The Company amortizes this software platform on a straight-line basis over its estimated useful life of 5 years.

Amortization expense for the years ended March 31, 2024, 2025 and 2026 were HKD0, HKD0 and HKD70,200 (USD9,000), respectively.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2024, 2025 AND 2026

The following is a schedule, by fiscal years, of estimated annual amortization of intangible asset as of March 31, 2026:

Year ending March 31,	HKD	USD
2027	$210,600	$27,000
2028	210,600	27,000
2029	210,600	27,000
2030	210,600	27,000
2031	140,400	18,000

	$982,800	$126,000